Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 280	$ 15,107
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	25,409	$ 45,166	$ 45,166
Amount used during the period	(337)		(1,070)
Remeasurement	(280)		(18,687)
Closing balance	$ 24,792		$ 25,409